SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets and Investments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2018 CNY (¥)
Impairment of long-lived assets
Impairment of long-lived assets	¥ 0	$ 0	¥ 114,000	¥ 9,356,000
Investments
Impairment of cost method investment	0		0	¥ 0
Accumulated deficit	¥ (1,784,129,000)		¥ (2,239,219,000)		$ (258,674,000)
ASC 321
Investments
Accumulated deficit						¥ 0